Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of reconciliation of non controlling interest
Balance, December 31, 2023	(327,501)
Net loss for the period	(428,633)
Balance, June 30, 2024	(756,134)